Assets pledged, collateral received and assets transferred - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 361,451	[1]	£ 342,632
Asset backed funding programmes
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 5,800		£ 6,300

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.